Quarterly Portfolios of Investments
HARBOR FUNDS II
July 31, 2024

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

Table of Contents

Portfolios of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	15
Notes to Portfolios of Investments	20

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—9.3%
Principal Amount		Value
AUTOMOBILES—0.4%
	General Motors Financial Co., Inc.
$1,895	1.200%—10/15/2024	$1,878
2,498	4.000%—01/15/2025	2,480
		4,358
3,500	Volkswagen Group of America Finance LLC 6.199% (SOFR + 0.830%) 03/20/2026[1,2]	3,518
		7,876
BANKS—3.2%
	Bank of America Corp. MTN
3,570	3.093%—10/01/2025[3]	3,555
2,792	4.000%—01/22/2025	2,774
		6,329
9,590	Citigroup, Inc. 6.061% (SOFR + 0.694%) 01/25/2026[2]	9,601
9,590	Goldman Sachs Bank USA 6.116% (SOFR + 0.750%) 05/21/2027[2]	9,597
9,660	JPMorgan Chase & Co. 6.252% (SOFR + 0.890%) 04/22/2027[2]	9,704
6,650	Morgan Stanley Bank NA 6.148% (SOFR + 0.780%) 07/16/2025[2]	6,679
4,215	State Street Corp. 2.354%—11/01/2025[3]	4,184
8,905	U.S. Bancorp 1.450%—05/12/2025	8,651
9,895	Wells Fargo & Co. 2.188%—04/30/2026[3]	9,663
		64,408
BEVERAGES—0.2%
4,000	PepsiCo, Inc. 5.764% (SOFR + 0.400%) 02/13/2026[2]	4,012
BIOTECHNOLOGY—0.3%
5,370	Amgen, Inc. 5.250%—03/02/2025	5,366
DIVERSIFIED FINANCIAL SERVICES—0.3%
	Capital One Financial Corp.
5,255	3.200%—02/05/2025	5,194
470	3.300%—10/30/2024	467
		5,661
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	Verizon Communications, Inc.
2,500	3.376%—02/15/2025	2,478
2,000	6.159% (SOFR + 0.790%) 03/20/2026[2]	2,023
		4,501
ELECTRIC UTILITIES—0.5%
1,810	Georgia Power Co. 6.113% (SOFR + 0.750%) 05/08/2025[2]	1,817
4,595	NextEra Energy Capital Holdings, Inc. 6.051%—03/01/2025	4,615
	Pacific Gas & Electric Co.
1,905	3.450%—07/01/2025	1,870
2,455	3.500%—06/15/2025	2,413
		4,283
		10,715

Corporate Bonds & Notes—Continued
Principal Amount		Value
FINANCIAL SERVICES—0.4%
$8,660	American Express Co. 6.012% (SOFR + 0.650%) 11/04/2026[2]	$8,678
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
7,606	Thermo Fisher Scientific, Inc. 1.215%—10/18/2024	7,537
3,710	UnitedHealth Group, Inc. 5.862% (SOFR + 0.500%) 07/15/2026[2]	3,718
		11,255
INSURANCE—0.1%
2,795	Protective Life Global Funding 6.349% (SOFR + 0.980%) 03/28/2025[1,2]	2,808
MACHINERY—0.5%
6,930	Caterpillar Financial Services Corp. MTN 5.885% (SOFR + 0.520%) 05/14/2027[2]	6,950
3,310	John Deere Capital Corp. MTN 5.927% (SOFR + 0.560%) 03/07/2025[2]	3,318
		10,268
MEDIA—0.3%
4,950	Fox Corp. 3.050%—04/07/2025	4,873
PHARMACEUTICALS—0.9%
7,806	AbbVie, Inc. 2.600%—11/21/2024	7,739
6,090	Bristol-Myers Squibb Co. 5.855% (SOFR + 0.490%) 02/20/2026[2]	6,114
3,555	CVS Health Corp. 3.875%—07/20/2025	3,505
		17,358
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
4,310	Intel Corp. 3.400%—03/25/2025	4,258
SOFTWARE—0.5%
9,255	Oracle Corp. 2.950%—11/15/2024	9,187
SPECIALTY RETAIL—0.5%
4,345	Home Depot, Inc. 5.698% (SOFR + 0.330%) 12/24/2025[2]	4,354
4,641	Lowe’s Cos., Inc. 4.000%—04/15/2025	4,598
		8,952
WIRELESS TELECOMMUNICATION SERVICES—0.2%
4,865	T-Mobile USA, Inc. 3.500%—04/15/2025	4,797
Total Corporate Bonds & Notes (Cost $184,831)		184,973

Short-Term Investments—62.6%

U.S. TREASURY BILLS—62.6%
	U.S. Treasury Bills
86,000	4.940%—01/09/2025-01/16/2025†	84,094
30,000	4.965%—01/02/2025†	29,369
6,853	4.990%—01/23/2025†	6,690

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$1,000	5.073%—09/05/2024†	$995
29,900	5.085%—10/03/2024-01/02/2025†	29,356
1,000	5.092%—09/05/2024†	995
12,000	5.098%—08/29/2024†	11,951
50,000	5.100%—11/26/2024†	49,173
18,000	5.105%—09/05/2024†	17,908
41,000	5.106%—09/05/2024†	40,790
4,000	5.110%—08/29/2024†	3,984
22,000	5.111%—09/12/2024†	21,865
20,000	5.117%—11/12/2024†	19,708
1,460	5.119%—08/15/2024†	1,457
5,769	5.120%—08/01/2024-10/10/2024†	5,726
1,450	5.122%—08/08/2024†	1,448
20,000	5.123%—11/05/2024†	19,727
1,994	5.125%—10/03/2024†	1,976
15,000	5.130%—09/19/2024†	14,893
53,200	5.135%—12/05/2024†	52,264
135,956	5.136%—10/24/2024†	134,327
31,000	5.140%—10/24/2024-10/29/2024†	30,614
44,400	5.145%—11/07/2024-12/19/2024†	43,623
5,000	5.150%—09/05/2024†	4,974
12,578	5.155%—10/17/2024†	12,440
23,600	5.160%—09/19/2024-11/29/2024†	23,338
3,352	5.170%—11/29/2024†	3,295
15,000	5.173%—10/24/2024†	14,820
4,010	5.174%—10/17/2024†	3,966
3,900	5.176%—10/08/2024†	3,862
165,477	5.177%—09/26/2024†	164,125
15,000	5.178%—10/17/2024†	14,835
3,900	5.179%—10/03/2024†	3,865
2,400	5.182%—10/17/2024†	2,374
69,497	5.186%—09/05/2024†	69,141
6,400	5.187%—10/03/2024-10/08/2024†	6,340

Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$3,500	5.189%—10/08/2024†	$3,466
4,700	5.192%—10/03/2024†	4,657
7,840	5.195%—10/08/2024†	7,763
7,700	5.197%—10/17/2024†	7,615
6,990	5.205%—10/03/2024†	6,927
6,450	5.210%—09/17/2024†	6,406
8,750	5.214%—09/26/2024†	8,678
79,523	5.220%—09/12/2024-09/26/2024†	78,908
3,000	5.225%—08/06/2024†	2,998
34,900	5.230%—08/20/2024-09/10/2024†	34,769
11,070	5.232%—08/13/2024-09/26/2024†	11,025
4,790	5.234%—09/26/2024†	4,751
1,800	5.235%—09/24/2024†	1,786
8,930	5.236%—08/20/2024†	8,905
3,500	5.237%—08/08/2024†	3,496
7,320	5.238%—08/27/2024†	7,292
38,170	5.239%—08/01/2024-09/03/2024†	38,122
6,950	5.243%—08/01/2024†	6,950
930	5.244%—08/01/2024†	930
15,000	5.245%—08/27/2024†	14,943
8,800	5.267%—09/10/2024-09/12/2024†	8,747
8,610	5.268%—09/10/2024†	8,560
5,580	5.272%—09/17/2024†	5,542
11,870	5.274%—09/12/2024-09/17/2024†	11,794
5,500	5.280%—09/03/2024†	5,473
Total Short-Term Investments (Cost $1,250,770)		1,250,811
TOTAL INVESTMENTS—71.9% (Cost $1,435,601)		1,435,784
CASH AND OTHER ASSETS, LESS LIABILITIES—28.1%		561,710
TOTAL NET ASSETS—100.0%		$1,997,494

FUTURES CONTRACTS

LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	6	08/07/2024	$335	$(50)
Aluminum Futures	10	08/09/2024	558	(79)
Aluminum Futures	21	08/13/2024	1,174	(159)
Aluminum Futures	36	08/14/2024	2,014	(265)
Aluminum Futures	35	08/15/2024	1,959	(297)
Aluminum Futures	70	08/16/2024	3,919	(613)
Aluminum Futures	33	08/21/2024	1,850	(351)
Aluminum Futures	6	08/23/2024	336	(53)
Aluminum Futures	10	08/29/2024	562	(128)
Aluminum Futures	30	08/30/2024	1,685	(355)
Aluminum Futures	9	09/03/2024	507	(92)
Aluminum Futures	14	09/04/2024	788	(144)
Aluminum Futures	12	09/05/2024	676	(115)
Aluminum Futures	8	09/06/2024	451	(78)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	8	09/10/2024	$451	$(63)
Aluminum Futures	9	09/11/2024	508	(62)
Aluminum Futures	8	09/12/2024	452	(55)
Aluminum Futures	5	09/13/2024	282	(36)
Aluminum Futures	21	09/20/2024	1,186	(131)
Aluminum Futures	13	09/26/2024	736	(75)
Aluminum Futures	1	09/27/2024	57	(7)
Aluminum Futures	2	10/02/2024	114	(12)
Aluminum Futures	14	10/03/2024	795	(93)
Aluminum Futures	17	10/08/2024	966	(111)
Aluminum Futures	3	10/09/2024	171	(19)
Aluminum Futures	1	10/10/2024	57	(5)
Aluminum Futures	3	10/11/2024	171	(14)
Aluminum Futures	6	10/15/2024	342	(29)
Aluminum Futures	1	10/17/2024	57	(3)
Aluminum Futures	24	10/18/2024	1,368	(60)
Aluminum Futures	15	10/22/2024	856	(16)
Aluminum Futures	24	10/24/2024	1,371	(16)
Aluminum Futures	11	10/25/2024	629	—
Aluminum Futures	56	10/29/2024	3,204	33
Aluminum Futures	99	10/30/2024	5,667	156
Aluminum Futures	13	10/31/2024	744	10
Brent Crude Futures	777	08/30/2024	62,813	24
Brent Crude Futures	629	09/30/2024	50,465	745
Cattle Feeder Futures	48	09/26/2024	6,170	(40)
Chicago Ethanol Futures	20	08/30/2024	1,497	(116)
Chicago Ethanol Futures	15	09/30/2024	1,107	(2)
Cocoa Futures	31	09/13/2024	2,561	(46)
Cocoa Futures	81	09/13/2024	6,555	(269)
Cocoa Futures	47	12/13/2024	3,286	49
Coffee C Futures	537	09/18/2024	46,155	(217)
Copper Futures	3	08/02/2024	683	(58)
Copper Futures	7	08/07/2024	1,595	(155)
Copper Futures	1	08/08/2024	228	(19)
Copper Futures	1	08/09/2024	228	(19)
Copper Futures	8	08/13/2024	1,825	(197)
Copper Futures	14	08/14/2024	3,194	(380)
Copper Futures	10	08/15/2024	2,282	(297)
Copper Futures	35	08/16/2024	7,988	(1,140)
Copper Futures	6	08/20/2024	1,370	(274)
Copper Futures	6	08/21/2024	1,371	(265)
Copper Futures	6	08/22/2024	1,371	(217)
Copper Futures	3	08/23/2024	686	(85)
Copper Futures	2	08/29/2024	458	(71)
Copper Futures	11	08/30/2024	2,517	(268)
Copper Futures	5	09/04/2024	1,145	(103)
Copper Futures	6	09/05/2024	1,374	(113)
Copper Futures	2	09/06/2024	458	(42)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Copper Futures	1	09/12/2024	$229	$(16)
Copper Futures	2	09/13/2024	459	(33)
Copper Futures	2	09/17/2024	459	(24)
Copper Futures	11	09/20/2024	2,525	(139)
Copper Futures	8	09/26/2024	1,838	(81)
Copper Futures	457	09/26/2024	47,716	(337)
Copper Futures	2	10/02/2024	460	(21)
Copper Futures	6	10/03/2024	1,380	(88)
Copper Futures	1	10/08/2024	230	(19)
Copper Futures	2	10/09/2024	461	(36)
Copper Futures	2	10/11/2024	461	(30)
Copper Futures	5	10/15/2024	1,152	(79)
Copper Futures	4	10/16/2024	921	(54)
Copper Futures	1	10/17/2024	230	(11)
Copper Futures	24	10/18/2024	5,526	(128)
Copper Futures	6	10/22/2024	1,382	(9)
Copper Futures	23	10/24/2024	5,299	35
Copper Futures	3	10/25/2024	691	13
Copper Futures	43	10/29/2024	9,914	205
Copper Futures	37	10/30/2024	8,532	241
Copper Futures	1	10/31/2024	231	2
Corn Futures	2,243	09/13/2024	42,925	(3,076)
Corn Futures	852	12/13/2024	17,029	(1,686)
Cotton No. 2 Futures	314	12/06/2024	10,831	(592)
Crude Palm Oil Futures	119	10/15/2024	2,530	4
Dutch TTF Natural Gas Futures	104	08/29/2024	2,907	187
ECX Emissions Futures	197	12/16/2024	14,756	716
FCOJ-A Futures	41	09/10/2024	2,589	(60)
Gas Oil Low Sulphur Futures	148	08/12/2024	10,956	(454)
Gas Oil Low Sulphur Futures	214	09/12/2024	15,900	(387)
Gas Oil Low Sulphur Futures	16	12/12/2024	1,178	(17)
Gas Oil Low Sulphur Futures	184	01/10/2025	13,524	(467)
Gold 100 OZ Futures	1,084	12/27/2024	268,073	4,008
ICE White Sugar Futures	96	09/13/2024	2,568	(82)
KC Hard Red Wheat Futures	486	09/13/2024	13,341	(1,043)
KC Hard Red Wheat Futures	225	12/13/2024	6,365	(779)
Lead Futures	5	08/01/2024	249	(27)
Lead Futures	4	08/02/2024	205	(14)
Lead Futures	1	08/07/2024	51	(5)
Lead Futures	1	08/08/2024	51	(4)
Lead Futures	1	08/09/2024	51	(4)
Lead Futures	2	08/14/2024	103	(10)
Lead Futures	8	08/15/2024	411	(47)
Lead Futures	12	08/16/2024	617	(69)
Lead Futures	10	08/20/2024	515	(68)
Lead Futures	4	08/23/2024	206	(23)
Lead Futures	3	08/29/2024	155	(20)
Lead Futures	1	09/03/2024	52	(6)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Lead Futures	1	09/05/2024	$52	$(4)
Lead Futures	2	09/10/2024	103	(6)
Lead Futures	3	09/12/2024	155	(7)
Lead Futures	14	09/13/2024	725	(33)
Lead Futures	7	09/20/2024	362	(23)
Lead Futures	1	09/26/2024	52	(3)
Lead Futures	1	10/02/2024	52	(4)
Lead Futures	4	10/03/2024	207	(13)
Lead Futures	3	10/08/2024	156	(12)
Lead Futures	2	10/09/2024	104	(7)
Lead Futures	3	10/10/2024	156	(8)
Lead Futures	3	10/11/2024	156	(8)
Lead Futures	2	10/15/2024	104	(5)
Lead Futures	7	10/16/2024	364	(18)
Lead Futures	1	10/17/2024	52	(3)
Lead Futures	6	10/18/2024	312	(11)
Lead Futures	1	10/22/2024	52	(1)
Lead Futures	11	10/24/2024	571	5
Lead Futures	1	10/25/2024	52	1
Lead Futures	13	10/29/2024	676	—
Lead Futures	10	10/30/2024	521	10
Lead Futures	13	10/31/2024	677	9
Lean Hogs Futures	58	08/14/2024	2,141	30
Lean Hogs Futures	692	10/14/2024	21,016	(524)
Live Cattle Futures	581	10/31/2024	43,383	152
LME Aluminium Futures	13	08/19/2024	729	(13)
LME Aluminium Futures	1,016	09/16/2024	57,396	(5,375)
LME Aluminium Futures	266	11/18/2024	15,275	(776)
LME Aluminum Futures	53	12/16/2024	3,062	(193)
LME Copper Futures	254	09/16/2024	58,295	(2,326)
LME Lead Futures	30	08/19/2024	1,546	(53)
LME Lead Futures	333	09/16/2024	17,270	(743)
LME Nickel Futures	87	08/19/2024	8,558	(18)
LME Nickel Futures	149	09/16/2024	14,734	(947)
LME Nickel Futures	101	11/18/2024	10,097	(352)
LME Nickel Futures	9	12/16/2024	905	(37)
LME Zinc Futures	186	08/19/2024	12,238	(802)
LME Zinc Futures	645	09/16/2024	42,744	(1,366)
LME Zinc Futures	16	12/16/2024	1,078	(43)
Milling Wheat Futures	460	12/10/2024	5,663	(172)
Natural Gas Futures	1,374	08/28/2024	27,975	(4,107)
Natural Gas Futures	213	09/26/2024	4,605	(1,026)
Natural Gas Futures	672	10/29/2024	17,707	(1,424)
Natural Gas Futures	50	11/26/2024	1,596	(130)
Natural Gas Futures	195	02/26/2025	5,801	(318)
Nickel Futures	1	08/07/2024	98	(16)
Nickel Futures	4	08/09/2024	393	(62)
Nickel Futures	4	08/14/2024	393	(68)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Nickel Futures	5	08/16/2024	$491	$(97)
Nickel Futures	1	08/20/2024	98	(32)
Nickel Futures	2	08/23/2024	197	(44)
Nickel Futures	1	08/29/2024	98	(25)
Nickel Futures	4	08/30/2024	394	(88)
Nickel Futures	6	09/03/2024	592	(109)
Nickel Futures	1	09/04/2024	99	(17)
Nickel Futures	2	09/06/2024	197	(24)
Nickel Futures	7	09/10/2024	691	(67)
Nickel Futures	5	09/11/2024	494	(40)
Nickel Futures	2	09/12/2024	198	(16)
Nickel Futures	8	09/13/2024	790	(57)
Nickel Futures	3	09/17/2024	297	(17)
Nickel Futures	3	09/20/2024	297	(13)
Nickel Futures	1	10/02/2024	99	(5)
Nickel Futures	1	10/03/2024	99	(5)
Nickel Futures	3	10/08/2024	298	(16)
Nickel Futures	1	10/10/2024	99	(3)
Nickel Futures	3	10/15/2024	298	(4)
Nickel Futures	2	10/16/2024	199	(2)
Nickel Futures	1	10/17/2024	99	—
Nickel Futures	8	10/18/2024	795	7
Nickel Futures	10	10/22/2024	995	21
Nickel Futures	5	10/24/2024	498	18
Nickel Futures	2	10/25/2024	199	9
Nickel Futures	6	10/29/2024	598	28
Nickel Futures	10	10/30/2024	996	43
Nickel Futures	11	10/31/2024	1,096	18
NY Harbor ULSD Futures	48	08/30/2024	4,916	(40)
NY Harbor ULSD Futures	2	11/29/2024	206	(1)
NY Harbor ULSD Futures	136	02/28/2025	13,934	(144)
Phelix De Base Futures	4	12/27/2024	3,579	131
Platinum Futures	149	10/29/2024	7,349	44
Platinum Futures	142	06/25/2025	2,284	(21)
RBOB Gasoline Futures	108	08/30/2024	11,079	236
RBOB Gasoline Futures	203	10/31/2024	18,642	590
Robusta Coffee 10-T Futures	57	09/24/2024	2,429	49
SGX Iron Futures	327	09/30/2024	3,300	—
Silver Futures	497	09/26/2024	71,911	(920)
Silver Futures	35	12/27/2024	5,139	(15)
Soybean Futures	175	09/13/2024	8,877	(730)
Soybean Futures	866	11/14/2024	44,274	(2,970)
Soybean Meal Futures	215	09/13/2024	7,037	(65)
Soybean Meal Futures	1,590	12/13/2024	50,196	(3,028)
Soybean Oil Futures	255	09/13/2024	6,619	(239)
Soybean Oil Futures	1,410	12/13/2024	35,803	(1,035)
Sugar No. 11 Futures	1,395	09/30/2024	29,592	32
Sugar No. 11 Futures	451	02/28/2025	9,754	(318)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sugar No. 11 Futures	41	04/30/2025	$850	$12
UK Natural Gas Futures	60	08/29/2024	2,013	155
Wheat Futures	290	09/13/2024	7,645	(647)
Wheat Futures	168	12/13/2024	4,637	(309)
WTI Crude Oil Futures	963	08/20/2024	75,027	(357)
WTI Crude Oil Futures	499	12/19/2024	37,375	(779)
Zinc Futures	3	08/02/2024	196	(22)
Zinc Futures	6	08/07/2024	393	(46)
Zinc Futures	2	08/09/2024	131	(13)
Zinc Futures	7	08/14/2024	460	(64)
Zinc Futures	2	08/15/2024	131	(21)
Zinc Futures	16	08/16/2024	1,051	(134)
Zinc Futures	14	08/20/2024	921	(156)
Zinc Futures	4	08/23/2024	263	(41)
Zinc Futures	1	08/29/2024	66	(13)
Zinc Futures	8	08/30/2024	527	(81)
Zinc Futures	3	09/03/2024	198	(23)
Zinc Futures	1	09/04/2024	66	(8)
Zinc Futures	2	09/06/2024	132	(12)
Zinc Futures	5	09/10/2024	331	(18)
Zinc Futures	1	09/11/2024	66	(3)
Zinc Futures	3	09/12/2024	198	(11)
Zinc Futures	5	09/17/2024	331	(17)
Zinc Futures	14	09/20/2024	928	(72)
Zinc Futures	6	09/26/2024	398	(38)
Zinc Futures	4	10/02/2024	266	(27)
Zinc Futures	4	10/03/2024	266	(30)
Zinc Futures	3	10/08/2024	200	(24)
Zinc Futures	2	10/09/2024	133	(15)
Zinc Futures	1	10/10/2024	67	(6)
Zinc Futures	3	10/11/2024	200	(20)
Zinc Futures	1	10/15/2024	67	(7)
Zinc Futures	6	10/16/2024	400	(38)
Zinc Futures	10	10/18/2024	667	(32)
Zinc Futures	2	10/22/2024	134	(4)
Zinc Futures	11	10/24/2024	735	(7)
Zinc Futures	31	10/29/2024	2,073	9
Zinc Futures	85	10/30/2024	5,684	83
Zinc Futures	5	10/31/2024	334	1
Total Long Futures Contracts				$ (44,262)

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	6	08/07/2024	$335	$50
Aluminum Futures	10	08/09/2024	558	87
Aluminum Futures	21	08/13/2024	1,174	160
Aluminum Futures	36	08/14/2024	2,014	278

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	35	08/15/2024	$1,959	$301
Aluminum Futures	70	08/16/2024	3,919	635
Aluminum Futures	33	08/21/2024	1,850	359
Aluminum Futures	6	08/23/2024	336	54
Aluminum Futures	10	08/29/2024	562	129
Aluminum Futures	30	08/30/2024	1,685	348
Aluminum Futures	9	09/03/2024	507	92
Aluminum Futures	14	09/04/2024	788	136
Aluminum Futures	12	09/05/2024	676	114
Aluminum Futures	8	09/06/2024	451	76
Aluminum Futures	8	09/10/2024	451	62
Aluminum Futures	9	09/11/2024	508	66
Aluminum Futures	8	09/12/2024	452	54
Aluminum Futures	5	09/13/2024	282	36
Aluminum Futures	21	09/20/2024	1,186	128
Aluminum Futures	13	09/26/2024	736	76
Aluminum Futures	1	09/27/2024	57	6
Aluminum Futures	2	10/02/2024	114	13
Aluminum Futures	14	10/03/2024	795	93
Aluminum Futures	17	10/08/2024	966	110
Aluminum Futures	3	10/09/2024	171	19
Aluminum Futures	1	10/10/2024	57	5
Aluminum Futures	3	10/11/2024	171	15
Aluminum Futures	6	10/15/2024	342	29
Aluminum Futures	1	10/17/2024	57	3
Aluminum Futures	24	10/18/2024	1,368	59
Aluminum Futures	15	10/22/2024	856	18
Aluminum Futures	24	10/24/2024	1,371	18
Aluminum Futures	11	10/25/2024	629	(2)
Aluminum Futures	56	10/29/2024	3,204	(18)
Aluminum Futures	99	10/30/2024	5,667	(147)
Aluminum Futures	13	10/31/2024	744	(12)
Cocoa Futures	167	09/13/2024	13,514	(176)
Cocoa Futures	81	12/13/2024	5,663	(443)
Coffee C Futures	43	09/18/2024	3,696	(28)
Coffee C Futures	6	12/18/2024	513	(75)
Copper Futures	3	08/02/2024	683	57
Copper Futures	7	08/07/2024	1,595	150
Copper Futures	1	08/08/2024	228	18
Copper Futures	1	08/09/2024	228	19
Copper Futures	8	08/13/2024	1,825	196
Copper Futures	14	08/14/2024	3,194	377
Copper Futures	10	08/15/2024	2,282	296
Copper Futures	35	08/16/2024	7,988	1,161
Copper Futures	6	08/20/2024	1,370	272
Copper Futures	6	08/21/2024	1,371	265
Copper Futures	6	08/22/2024	1,371	234
Copper Futures	3	08/23/2024	686	88

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Copper Futures	2	08/29/2024	$458	$66
Copper Futures	11	08/30/2024	2,517	278
Copper Futures	5	09/04/2024	1,145	119
Copper Futures	6	09/05/2024	1,374	111
Copper Futures	2	09/06/2024	458	43
Copper Futures	1	09/12/2024	229	16
Copper Futures	2	09/13/2024	459	33
Copper Futures	2	09/17/2024	459	24
Copper Futures	11	09/20/2024	2,525	152
Copper Futures	37	09/26/2024	3,863	(47)
Copper Futures	8	09/26/2024	1,838	78
Copper Futures	2	10/02/2024	460	21
Copper Futures	6	10/03/2024	1,380	87
Copper Futures	1	10/08/2024	230	17
Copper Futures	2	10/09/2024	461	37
Copper Futures	2	10/11/2024	461	26
Copper Futures	5	10/15/2024	1,152	81
Copper Futures	4	10/16/2024	921	52
Copper Futures	1	10/17/2024	230	11
Copper Futures	24	10/18/2024	5,526	125
Copper Futures	6	10/22/2024	1,382	9
Copper Futures	23	10/24/2024	5,299	(35)
Copper Futures	3	10/25/2024	691	(9)
Copper Futures	43	10/29/2024	9,914	(186)
Copper Futures	37	10/30/2024	8,532	(238)
Copper Futures	1	10/31/2024	231	(2)
Corn Futures	410	09/13/2024	7,846	546
Corn Futures	174	12/13/2024	3,478	364
Cotton No. 2 Futures	366	12/06/2024	12,625	999
ECX Emmisions Futures	84	12/16/2024	6,292	(187)
FCOJ-A Futures	45	09/10/2024	2,841	73
FCOJ-A Futures	2	11/08/2024	125	(8)
Lead Futures	5	08/01/2024	249	28
Lead Futures	4	08/02/2024	205	14
Lead Futures	1	08/07/2024	51	5
Lead Futures	1	08/08/2024	51	5
Lead Futures	1	08/09/2024	51	4
Lead Futures	2	08/14/2024	103	10
Lead Futures	8	08/15/2024	411	46
Lead Futures	12	08/16/2024	617	67
Lead Futures	10	08/20/2024	515	70
Lead Futures	4	08/23/2024	206	21
Lead Futures	3	08/29/2024	155	20
Lead Futures	1	09/03/2024	52	5
Lead Futures	1	09/05/2024	52	4
Lead Futures	2	09/10/2024	103	6
Lead Futures	3	09/12/2024	155	7
Lead Futures	14	09/13/2024	725	33

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Lead Futures	7	09/20/2024	$362	$23
Lead Futures	1	09/26/2024	52	3
Lead Futures	1	10/02/2024	52	4
Lead Futures	4	10/03/2024	207	14
Lead Futures	3	10/08/2024	156	11
Lead Futures	2	10/09/2024	104	7
Lead Futures	3	10/10/2024	156	8
Lead Futures	3	10/11/2024	156	8
Lead Futures	2	10/15/2024	104	6
Lead Futures	7	10/16/2024	364	18
Lead Futures	1	10/17/2024	52	3
Lead Futures	6	10/18/2024	312	10
Lead Futures	1	10/22/2024	52	1
Lead Futures	11	10/24/2024	571	(2)
Lead Futures	1	10/25/2024	52	(1)
Lead Futures	13	10/29/2024	676	2
Lead Futures	10	10/30/2024	521	(13)
Lead Futures	13	10/31/2024	677	(11)
Live Cattle Futures	186	10/31/2024	13,889	(28)
Live Cattle Futures	21	12/31/2024	1,578	15
LME Aluminium Futures	13	08/19/2024	729	16
LME Aluminium Futures	238	09/16/2024	13,445	909
LME Aluminium Futures	60	11/18/2024	3,446	508
LME Copper Futures	45	09/16/2024	10,328	696
LME Lead Futures	40	09/16/2024	2,074	115
LME Nickel Futures	132	09/16/2024	13,053	671
LME Nickel Futures	22	11/18/2024	2,199	67
LME Zinc Futures	88	09/16/2024	5,832	411
Natural Gas Futures	179	12/27/2024	6,236	133
Nickel Futures	1	08/07/2024	98	18
Nickel Futures	4	08/09/2024	393	62
Nickel Futures	4	08/14/2024	393	67
Nickel Futures	5	08/16/2024	492	97
Nickel Futures	1	08/20/2024	98	32
Nickel Futures	2	08/23/2024	197	45
Nickel Futures	1	08/29/2024	98	25
Nickel Futures	4	08/30/2024	394	88
Nickel Futures	6	09/03/2024	592	110
Nickel Futures	1	09/04/2024	99	18
Nickel Futures	2	09/06/2024	197	24
Nickel Futures	7	09/10/2024	691	67
Nickel Futures	5	09/11/2024	494	41
Nickel Futures	2	09/12/2024	198	17
Nickel Futures	8	09/13/2024	790	55
Nickel Futures	3	09/17/2024	297	16
Nickel Futures	3	09/20/2024	297	13
Nickel Futures	1	10/02/2024	99	5
Nickel Futures	1	10/03/2024	99	4

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Nickel Futures	3	10/08/2024	$298	$15
Nickel Futures	1	10/10/2024	99	3
Nickel Futures	3	10/15/2024	298	3
Nickel Futures	2	10/16/2024	199	2
Nickel Futures	1	10/17/2024	99	—
Nickel Futures	8	10/18/2024	795	(7)
Nickel Futures	10	10/22/2024	995	(24)
Nickel Futures	5	10/24/2024	498	(18)
Nickel Futures	2	10/25/2024	199	(9)
Nickel Futures	6	10/29/2024	598	(29)
Nickel Futures	10	10/30/2024	996	(46)
Nickel Futures	11	10/31/2024	1,096	(6)
NY Harbor ULSD Futures	7	08/30/2024	717	—
NY Harbor ULSD Futures	78	11/29/2024	8,042	259
RBOB Gasoline Futures	22	08/30/2024	2,257	(64)
RBOB Gasoline Futures	100	11/29/2024	9,000	128
Robusta Coffee 10-T Futures	188	09/24/2024	8,011	(5)
Soybean Futures	104	11/14/2024	5,317	387
Sugar No. 11 Futures	339	09/30/2024	7,191	(24)
WTI Crude Oil Futures	370	08/20/2024	28,827	(376)
WTI Crude Oil Futures	371	11/20/2024	27,981	1,670
Zinc Futures	3	08/02/2024	196	22
Zinc Futures	6	08/07/2024	393	44
Zinc Futures	2	08/09/2024	131	13
Zinc Futures	7	08/14/2024	460	63
Zinc Futures	2	08/15/2024	131	20
Zinc Futures	16	08/16/2024	1,051	138
Zinc Futures	14	08/20/2024	921	157
Zinc Futures	4	08/23/2024	263	39
Zinc Futures	1	08/29/2024	66	12
Zinc Futures	8	08/30/2024	527	77
Zinc Futures	3	09/03/2024	198	25
Zinc Futures	1	09/04/2024	66	7
Zinc Futures	2	09/06/2024	132	13
Zinc Futures	5	09/10/2024	331	19
Zinc Futures	1	09/11/2024	66	4
Zinc Futures	3	09/12/2024	198	13
Zinc Futures	5	09/17/2024	331	19
Zinc Futures	14	09/20/2024	928	69
Zinc Futures	6	09/26/2024	398	41
Zinc Futures	4	10/02/2024	266	28
Zinc Futures	4	10/03/2024	266	31
Zinc Futures	3	10/08/2024	200	24
Zinc Futures	2	10/09/2024	133	14
Zinc Futures	1	10/10/2024	67	6
Zinc Futures	3	10/11/2024	200	19
Zinc Futures	1	10/15/2024	67	7
Zinc Futures	6	10/16/2024	400	38

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Zinc Futures	10	10/18/2024	$667	$31
Zinc Futures	2	10/22/2024	134	5
Zinc Futures	11	10/24/2024	735	11
Zinc Futures	31	10/29/2024	2,073	(3)
Zinc Futures	85	10/30/2024	5,684	(62)
Zinc Futures	5	10/31/2024	334	—
Total Short Futures Contracts				$16,073
Total Futures Contracts				$ (28,189)

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.140%	Pay	Macquarie MQCP338E Index[4]	08/30/2024	Monthly	$378,799	$—	$—	$—
Macquarie Bank Limited	0.390%	Pay	Macquarie California Carbon Allowance ER Index	08/30/2024	Monthly	14,541	—	—	—
Total Over-the-Counter Excess Return Swaps							$—	$—	$—

OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [5]	02/28/2025	Monthly	$142,420	$—	$—	$—
Citigroup Global Markets	0.210%	Pay	FTSE/Core Commodity CRB Total Return Index [6]	02/28/2025	Monthly	36,921	—	—	—
RBC Dominion Securities	0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [5]	02/28/2025	Monthly	153,524	—	—	—
RBC Dominion Securities	0.210%	Pay	FTSE/Core Commodity CRB Total Return Index [6]	02/28/2025	Monthly	61,782	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
As of July 31, 2024, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

†	Coupon represents yield to maturity
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $6,326 or less than 1% of net assets.

2
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

3	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2024.

Commodity	Weight
Gold	28.6%
GasOil	10.5
Heating Oil	7.0
RBOB Gasoline	6.0
Sugar	5.6
Silver	5.2
KC Wheat	5.0
Copper	4.6
Aluminum	4.0
Brent Crude Oil	4.0
Emissions (California)	3.9
Corn	3.0
Soybeans	2.5
Cocoa	2.1
Coffee	2.0
Soybean Oil	2.0
Soymeal	2.0
Lead	1.0
Zinc	1.0

5	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2024.

Commodity	Weight
Crude Oil	23.0%
Gold	6.4
Live Cattle	6.3
Corn	6.1
Natural Gas	5.9
Soybeans	5.9
Aluminum	5.7
Copper	5.7
Cocoa	5.1
Brent Crude Oil	5.0
Cotton	5.0
Heating Oil	5.0
Sugar	5.0
Coffee	4.8
Lean Hogs	1.1
Nickel	1.0
Orange Juice	1.0
Silver	1.0
Wheat	1.0

The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

6	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2024.

Commodity	Weight
Crude Oil	23.2%
Gold	6.4
Live Cattle	6.3
Corn	6.1
Soybeans	5.9
Aluminum	5.7
Copper	5.7
Natural Gas	5.4
Cocoa	5.2
Brent Crude Oil	5.1
Cotton	5.1
Heating Oil	5.0
Sugar	5.0
Coffee	4.8
Lean Hogs	1.1
Nickel	1.0
Orange Juice	1.0
Silver	1.0
Wheat	1.0

MTN	Medium Term Loan
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—1.2%
59,026	BWX Technologies, Inc.	$5,872
12,123	Hexcel Corp.	803
2,117	Huntington Ingalls Industries, Inc.	593
12,862	Moog, Inc. Class A	2,522
43,082	Redwire Corp. *	305
		10,095
AIR FREIGHT & LOGISTICS—0.2%
24,351	GXO Logistics, Inc. *	1,363
AUTOMOBILE COMPONENTS—1.6%
94,965	Adient PLC *	2,446
40,983	Gentex Corp.	1,273
93,596	Gentherm, Inc. *	5,165
35,858	Modine Manufacturing Co. *	4,219
		13,103
AUTOMOBILES—0.2%
14,206	Thor Industries, Inc.	1,508
BANKS—3.1%
15,033	1st Source Corp.	955
40,270	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,544
2,443	First Citizens BancShares, Inc. Class A	5,100
215,591	First Hawaiian, Inc.	5,399
48,244	First Horizon Corp.	807
33,595	Home BancShares, Inc.	952
29,027	International Bancshares Corp.	1,958
34,009	Popular, Inc. (Puerto Rico)	3,490
11,934	Prosperity Bancshares, Inc.	866
6,738	Synovus Financial Corp.	315
4,160	WaFd, Inc.	148
41,972	Wintrust Financial Corp.	4,541
		26,075
BEVERAGES—0.5%
156,687	Vita Coco Co., Inc. *	4,049
BIOTECHNOLOGY—4.3%
111,335	89bio, Inc. *	1,020
48,153	Alkermes PLC *	1,316
73,246	Arcturus Therapeutics Holdings, Inc. *	1,718
38,048	Ascendis Pharma AS ADR (Denmark)*,1	5,079
540,119	Avid Bioservices, Inc. *	5,639
55,529	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	1,350
22,103	Cytokinetics, Inc. *	1,304
18,601	Exact Sciences Corp. *	850
33,853	Kiniksa Pharmaceuticals International PLC *	901
313,412	MiMedx Group, Inc. *	2,335
40,672	MoonLake Immunotherapeutics *	1,694
5,589	Natera, Inc. *	572
75,745	Rocket Pharmaceuticals, Inc. *	1,833
13,128	Soleno Therapeutics, Inc. *	633
35,378	Vaxcyte, Inc. *	2,791
69,922	Veracyte, Inc. *	1,678
69,942	Viking Therapeutics, Inc. *	3,987
24,815	Xenon Pharmaceuticals, Inc. (Canada)*	1,070
		35,770
BROADLINE RETAIL—0.2%
21,801	Etsy, Inc. *	1,420
BUILDING PRODUCTS—0.9%
1,996	Carlisle Cos., Inc.	835
17,535	CSW Industrials, Inc.	5,689
6,359	UFP Industries, Inc.	839
		7,363

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—4.1%
100,788	B Riley Financial, Inc.	$1,935
363,331	Barings BDC, Inc.	3,648
191,614	Capital Southwest Corp.	4,919
12,737	Cohen & Steers, Inc.	1,093
1,649	FactSet Research Systems, Inc.	681
8,831	Hamilton Lane, Inc. Class A	1,275
4,165	LPL Financial Holdings, Inc.	923
2,749	Morningstar, Inc.	873
200,781	Oaktree Specialty Lending Corp.	3,620
29,817	Perella Weinberg Partners	563
27,358	Stifel Financial Corp.	2,426
152,822	StoneX Group, Inc. *	12,736
		34,692
CHEMICALS—2.9%
695,078	Arcadium Lithium PLC (Jersey)*	2,210
53,398	Avient Corp.	2,416
208,097	Axalta Coating Systems Ltd. *	7,419
1,486	Cabot Corp.	149
862,984	Ecovyst, Inc. *	8,233
53,344	Element Solutions, Inc.	1,438
42,204	Olin Corp.	1,925
4,354	Quaker Chemical Corp.	790
		24,580
COMMERCIAL SERVICES & SUPPLIES—1.8%
35,294	ACV Auctions, Inc. Class A*	603
307,878	BrightView Holdings, Inc. *	4,430
13,171	Brink’s Co.	1,449
33,385	Casella Waste Systems, Inc. Class A*	3,457
23,968	GFL Environmental, Inc. (Canada)	930
8,447	MillerKnoll, Inc.	262
43,640	Montrose Environmental Group, Inc. *	1,392
33,218	Quad/Graphics, Inc.	152
4,203	Tetra Tech, Inc.	896
3,304	UniFirst Corp.	643
32,081	Viad Corp. *	1,067
		15,281
COMMUNICATIONS EQUIPMENT—1.9%
18,787	Ciena Corp. *	991
61,150	Extreme Networks, Inc. *	874
41,213	F5, Inc. *	8,393
595,793	Infinera Corp. *	3,539
276,348	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	1,904
		15,701
CONSTRUCTION & ENGINEERING—2.6%
49,709	Ameresco, Inc. Class A*	1,569
94,467	Arcosa, Inc.	8,777
11,173	Comfort Systems USA, Inc.	3,714
79,860	Fluor Corp. *	3,841
155,034	Orion Group Holdings, Inc. *	1,273
3,524	Valmont Industries, Inc.	1,052
41,173	WillScot Holdings Corp. *	1,688
		21,914
CONSTRUCTION MATERIALS—0.2%
16,040	Knife River Corp. *	1,275
CONSUMER FINANCE—0.3%
102,357	SLM Corp.	2,322
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
2,536	Casey’s General Stores, Inc.	984
88,683	Chefs' Warehouse, Inc. *	3,688
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—Continued
120,443	Sprouts Farmers Market, Inc. *	$12,031
		16,703
CONTAINERS & PACKAGING—0.8%
231,983	Graphic Packaging Holding Co.	6,983
DISTRIBUTORS—0.1%
2,434	Pool Corp.	910
DIVERSIFIED CONSUMER SERVICES—1.3%
99,182	Frontdoor, Inc. *	3,914
14,649	Grand Canyon Education, Inc. *	2,284
250,705	Laureate Education, Inc.	3,886
47,848	Universal Technical Institute, Inc. *	906
		10,990
DIVERSIFIED REITS—0.3%
114,382	Alexander & Baldwin, Inc.	2,254
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
10,755	Cogent Communications Holdings, Inc.	759
ELECTRIC UTILITIES—0.4%
24,136	OGE Energy Corp.	936
53,221	PNM Resources, Inc.	2,213
		3,149
ELECTRICAL EQUIPMENT—1.9%
232,165	Array Technologies, Inc. *	2,442
37,418	NEXTracker, Inc. Class A*	1,839
11,673	Regal Rexnord Corp.	1,876
231,002	Sensata Technologies Holding PLC	9,007
11,191	Thermon Group Holdings, Inc. *	367
		15,531
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
30,455	Arrow Electronics, Inc. *	3,767
15,344	Belden, Inc.	1,422
30,128	Celestica, Inc. (Canada)*	1,580
19,687	Cognex Corp.	977
5,298	Fabrinet (Thailand)*	1,169
11,790	Insight Enterprises, Inc. *	2,647
2,695	Littelfuse, Inc.	720
39,930	PAR Technology Corp. *	2,022
7,525	Plexus Corp. *	964
		15,268
ENERGY EQUIPMENT & SERVICES—2.5%
64,315	ChampionX Corp.	2,203
76,693	Expro Group Holdings NV *	1,781
121,512	Newpark Resources, Inc. *	1,004
217,029	NOV, Inc.	4,518
551,014	Select Water Solutions, Inc.	6,513
49,289	Tidewater, Inc. *	4,878
		20,897
ENTERTAINMENT—2.8%
144,306	Atlanta Braves Holdings, Inc. Class C*	6,267
571,548	Lions Gate Entertainment Corp. Class A*	5,241
31,716	Madison Square Garden Sports Corp. *	6,356
1,051,743	Vivid Seats, Inc. Class A*	5,133
		22,997
FINANCIAL SERVICES—2.2%
91,595	Cantaloupe, Inc. *	714
42,300	Euronet Worldwide, Inc. *	4,314
85,900	Flywire Corp. *	1,573

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
4,464	Jack Henry & Associates, Inc.	$765
127,565	Marqeta, Inc. Class A*	688
112,334	Shift4 Payments, Inc. Class A*	7,727
25,124	Toast, Inc. Class A*	657
11,963	WEX, Inc. *	2,195
		18,633
FOOD PRODUCTS—1.6%
40,106	Ingredion, Inc.	4,988
521,482	SunOpta, Inc. (Canada)*	2,764
146,734	TreeHouse Foods, Inc. *	5,910
		13,662
GAS UTILITIES—0.2%
22,533	Brookfield Infrastructure Corp. Class A (Canada)	877
5,778	Chesapeake Utilities Corp.	682
		1,559
GROUND TRANSPORTATION—1.1%
4,291	Landstar System, Inc.	817
24,837	Lyft, Inc. Class A*	299
3,779	Saia, Inc. *	1,579
96,219	U-Haul Holding Co.	6,132
		8,827
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
137,300	Envista Holdings Corp. *	2,344
28,679	Haemonetics Corp. *	2,583
32,715	iRhythm Technologies, Inc. *	2,822
71,053	Lantheus Holdings, Inc. *	7,448
11,704	LeMaitre Vascular, Inc.	1,017
378,633	Neogen Corp. *	6,448
99,038	OrthoPediatrics Corp. *	3,048
12,699	PROCEPT BioRobotics Corp. *	804
255,789	SI-BONE, Inc. *	3,888
4,045	STERIS PLC	966
4,739	TransMedics Group, Inc. *	674
133,630	Varex Imaging Corp. *	1,976
		34,018
HEALTH CARE PROVIDERS & SERVICES—4.2%
13,210	Acadia Healthcare Co., Inc. *	857
186,127	AdaptHealth Corp. *	2,114
34,438	Addus HomeCare Corp. *	4,179
139,269	Castle Biosciences, Inc. *	3,361
1,292	Chemed Corp.	737
482,976	DocGo, Inc. *	1,753
37,500	Encompass Health Corp.	3,485
9,848	Ensign Group, Inc.	1,386
105,733	Option Care Health, Inc. *	3,139
4,927	Quest Diagnostics, Inc.	701
212,789	RadNet, Inc. *	12,714
7,895	U.S. Physical Therapy, Inc.	770
		35,196
HEALTH CARE TECHNOLOGY—1.4%
259,797	Evolent Health, Inc. Class A*	6,058
196,991	HealthStream, Inc.	5,853
		11,911
HOTEL & RESORT REITS—0.3%
23,032	Ryman Hospitality Properties, Inc.	2,315
HOTELS, RESTAURANTS & LEISURE—2.1%
22,740	Churchill Downs, Inc.	3,265
1,954	Domino’s Pizza, Inc.	838
91,401	Genius Sports Ltd. (United Kingdom)*	624
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
24,894	International Game Technology PLC	$584
28,036	Marriott Vacations Worldwide Corp.	2,371
245,061	Penn Entertainment, Inc. *	4,894
38,879	Sportradar Group AG Class A (Switzerland)*	422
25,936	Sweetgreen, Inc. Class A*	713
6,905	Texas Roadhouse, Inc.	1,206
16,782	Travel & Leisure Co.	773
6,107	Wingstop, Inc.	2,283
		17,973
HOUSEHOLD DURABLES—3.2%
11,058	Cavco Industries, Inc. *	4,585
105,842	Green Brick Partners, Inc. *	7,742
15,595	M/I Homes, Inc. *	2,602
13,876	Meritage Homes Corp.	2,815
30,010	Mohawk Industries, Inc. *	4,834
10,895	SharkNinja, Inc.	837
46,128	Skyline Champion Corp. *	3,760
		27,175
INDUSTRIAL REITS—0.3%
49,745	STAG Industrial, Inc.	2,030
12,191	Terreno Realty Corp.	834
		2,864
INSURANCE—3.1%
43,108	Assured Guaranty Ltd.	3,551
25,990	Baldwin Insurance Group, Inc. *	1,137
14,376	CNO Financial Group, Inc.	501
20,636	Enstar Group Ltd. *	6,694
42,778	First American Financial Corp.	2,591
28,696	Global Indemnity Group LLC Class A	875
23,089	Horace Mann Educators Corp.	798
24,222	Kemper Corp.	1,552
4,750	Kinsale Capital Group, Inc.	2,171
58,338	Oscar Health, Inc. Class A*	1,031
10,961	Palomar Holdings, Inc. *	1,009
7,486	Primerica, Inc.	1,885
1,229	White Mountains Insurance Group Ltd.	2,195
		25,990
INTERACTIVE MEDIA & SERVICES—0.1%
17,086	Shutterstock, Inc.	756
IT SERVICES—0.8%
31,512	ASGN, Inc. *	2,983
122,584	Hackett Group, Inc.	3,344
4,924	Wix.com Ltd. (Israel)*	768
		7,095
LEISURE PRODUCTS—1.6%
9,601	Brunswick Corp.	782
741,911	Topgolf Callaway Brands Corp. *	12,242
		13,024
LIFE SCIENCES TOOLS & SERVICES—0.4%
38,583	BioLife Solutions, Inc. *	927
3,854	Bio-Rad Laboratories, Inc. Class A*	1,304
93,629	Quanterix Corp. *	1,382
		3,613
MACHINERY—5.2%
22,432	Alamo Group, Inc.	4,323
16,802	Allison Transmission Holdings, Inc.	1,488
29,014	Atmus Filtration Technologies, Inc. *	895
42,876	Blue Bird Corp. *	2,235
36,623	Chart Industries, Inc. *	5,899

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
112,955	Columbus McKinnon Corp.	$4,310
170,930	Douglas Dynamics, Inc.	4,942
21,764	Greenbrier Cos., Inc.	1,110
802,898	Hillman Solutions Corp. *	8,149
23,545	ITT, Inc.	3,331
69,195	Kornit Digital Ltd. (Israel)*	1,083
39,332	Mayville Engineering Co., Inc. *	752
9,869	Miller Industries, Inc.	671
3,092	Nordson Corp.	774
5,318	SPX Technologies, Inc. *	785
5,447	Standex International Corp.	1,017
15,874	Timken Co.	1,380
		43,144
MARINE TRANSPORTATION—0.8%
249,750	Global Ship Lease, Inc. Class A (United Kingdom)	6,598
MEDIA—1.7%
420,228	Magnite, Inc. *	6,110
216,085	National CineMedia, Inc. *	1,305
3,966	Nexstar Media Group, Inc.	733
576,113	Stagwell, Inc. *	3,849
77,407	TechTarget, Inc. *	2,477
		14,474
METALS & MINING—0.9%
43,271	Carpenter Technology Corp.	6,312
3,740	Reliance, Inc.	1,139
		7,451
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
359,531	Ellington Financial, Inc.	4,562
MULTI-UTILITIES—0.1%
24,735	Avista Corp.	969
OFFICE REITS—0.4%
111,541	Easterly Government Properties, Inc.	1,554
79,776	Equity Commonwealth *	1,625
		3,179
OIL, GAS & CONSUMABLE FUELS—3.0%
14,738	APA Corp.	460
184,131	Baytex Energy Corp. (Canada)	681
196,284	Berry Corp.	1,346
3,958	Chord Energy Corp.	679
82,874	Civitas Resources, Inc.	5,781
16,277	Crescent Energy Co. Class A	199
3,971	Kinetik Holdings, Inc.	165
379,703	Kosmos Energy Ltd. (Ghana)*	2,100
13,483	Matador Resources Co.	829
10,966	Murphy Oil Corp.	454
90,157	NextDecade Corp. *	731
69,244	Northern Oil & Gas, Inc.	2,991
240,598	Par Pacific Holdings, Inc. *	6,388
8,858	Range Resources Corp.	277
88,782	Vitesse Energy, Inc.	2,305
		25,386
PERSONAL CARE PRODUCTS—0.5%
7,197	elf Beauty, Inc. *	1,242
16,499	Herbalife Ltd. *	203
110,151	Honest Co., Inc. *	411
5,565	Inter Parfums, Inc.	783
30,638	Oddity Tech Ltd. Class A (Israel)*	1,239
		3,878
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—1.1%
373,241	Elanco Animal Health, Inc. *	$4,867
97,033	Innoviva, Inc. *	1,828
15,229	Intra-Cellular Therapies, Inc. *	1,199
21,599	Perrigo Co. PLC	611
45,717	Pliant Therapeutics, Inc. *	654
		9,159
PROFESSIONAL SERVICES—4.5%
6,697	Booz Allen Hamilton Holding Corp.	960
4,785	Broadridge Financial Solutions, Inc.	1,024
10,739	Concentrix Corp.	757
501,016	Dun & Bradstreet Holdings, Inc.	5,451
117,693	Franklin Covey Co. *	5,145
44,820	Insperity, Inc.	4,604
4,275	Korn Ferry	315
21,642	ManpowerGroup, Inc.	1,657
15,626	Maximus, Inc.	1,452
35,265	Parsons Corp. *	3,222
39,390	Spire Global, Inc. *	549
10,206	TransUnion	921
10,369	TriNet Group, Inc.	1,081
295,725	Verra Mobility Corp. *	8,910
25,295	WNS Holdings Ltd. (India)*	1,507
		37,555
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
44,616	eXp World Holdings, Inc.	641
2,707	FirstService Corp. (Canada)	473
11,875	Jones Lang LaSalle, Inc. *	2,979
230,471	Kennedy-Wilson Holdings, Inc.	2,399
76,736	Marcus & Millichap, Inc.	3,040
284,413	Real Brokerage, Inc. (Canada)*	1,692
15,356	RMR Group, Inc. Class A	398
109,508	Seritage Growth Properties Class A*	558
		12,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
18,589	Axcelis Technologies, Inc. *	2,349
22,915	Credo Technology Group Holding Ltd. *	636
17,424	FormFactor, Inc. *	933
20,541	Ichor Holdings Ltd. *	699
995,035	indie Semiconductor, Inc. Class A (China)*	5,950
14,631	Kulicke & Soffa Industries, Inc. (Singapore)	690
6,422	Nova Ltd. (Israel)*	1,326
10,938	Power Integrations, Inc.	799
19,953	Rambus, Inc. *	1,026
67,155	Silicon Motion Technology Corp. ADR (Taiwan)[1]	4,663
104,660	Ultra Clean Holdings, Inc. *	4,528
4,267	Universal Display Corp.	950
		24,549
SOFTWARE—4.2%
385,464	A10 Networks, Inc.	5,046
86,921	ACI Worldwide, Inc. *	3,757
57,920	AvePoint, Inc. *	631
10,447	Bentley Systems, Inc. Class B	509
148,321	CCC Intelligent Solutions Holdings, Inc. *	1,522
54,244	Cellebrite DI Ltd. (Israel)*	743
35,454	Dynatrace, Inc. *	1,557

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
23,932	Five9, Inc. *	$1,066
7,255	InterDigital, Inc.	891
94,174	Lightspeed Commerce, Inc. (Canada)*	1,261
53,320	Mitek Systems, Inc. *	710
415,593	NCR Voyix Corp. *	6,130
21,146	Onestream, Inc. *	589
1,468,947	Porch Group, Inc. *	3,011
113,648	Riskified Ltd. Class A*	714
53,714	Samsara, Inc. Class A*	2,056
48,582	Smartsheet, Inc. Class A*	2,330
32,352	Tenable Holdings, Inc. *	1,486
21,567	Varonis Systems, Inc. *	1,189
		35,198
SPECIALIZED REITS—0.1%
15,133	CubeSmart	720
SPECIALTY RETAIL—1.3%
187,501	Arhaus, Inc.	2,848
4,155	Dick’s Sporting Goods, Inc.	899
2,490	Lithia Motors, Inc.	688
37,685	ODP Corp. *	1,592
76,341	Revolve Group, Inc. *	1,477
25,525	Sonic Automotive, Inc. Class A	1,520
37,471	Urban Outfitters, Inc. *	1,726
		10,750
TEXTILES, APPAREL & LUXURY GOODS—0.9%
39,081	Carter’s, Inc.	2,366
38,150	Skechers USA, Inc. Class A*	2,485
59,553	Steven Madden Ltd.	2,700
		7,551
TRADING COMPANIES & DISTRIBUTORS—2.5%
80,467	Air Lease Corp.	3,993
2,772	Applied Industrial Technologies, Inc.	605
66,506	BlueLinx Holdings, Inc. *	8,020
23,882	FTAI Aviation Ltd.	2,662
21,745	GMS, Inc. *	2,092
64,443	Hudson Technologies, Inc. *	552
14,647	Rush Enterprises, Inc. Class A	747
14,137	WESCO International, Inc.	2,473
		21,144
TOTAL COMMON STOCKS (Cost $771,700)		826,010

EXCHANGE-TRADED FUNDS—0.5%

(Cost $3,862)
CAPITAL MARKETS—0.5%
24,597	iShares Russell 2000 Value ETF	4,211
TOTAL INVESTMENTS—99.3% (Cost $775,562)		830,221
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		5,778
TOTAL NET ASSETS—100%		$835,999

The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Funds II
Notes to Portfolios of Investments—July 31, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of these swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties

⬤

Harbor Funds II
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤